SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2022
Stockholders' Equity Note [Abstract]
Schedule of stock-based compensation expenses

Transactions related to the grant of options to employees, directors and non-employees under the above Plan during the year ended December 31, 2022, were as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual life	Aggregate intrinsic value
		$	Years	$

Options outstanding at beginning of year	6,976,104	6.39	6.69	3,323
Options granted	2,186,400	2.58
Options exercised	(33,186)	3.14
Options forfeited	(778,069)	6.42
Options expired	(193,500)	4.21

Options outstanding at end of year	8,157,749	5.43	6.32	-

Exercisable at end of year	4,635,040	5.68	4.52	-

Schedule of option activity

e.The stock-based compensation expenses related to stock options and ESPP are included as follows in the expense categories:

	Year ended December 31,
	2022	2021	2020

Research and development expenses	$2,158	$1,971	$1,123
Marketing and business development expenses	269	215	172
General and administrative expenses	1,901	2,090	1,477

	$4,328	$4,276	$2,772